Financial instruments disclosures - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 6,269	$ 8,027	$ 6,861
Investments in equity shares and funds	3,849	3,971
Net assets	43,656	45,242
Provisionally priced receivables	780	1,040
Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	6,269	8,027
Investments in equity shares and funds	51	61
Other investments, including loans	2,819	2,839
Trade and other receivables	2,314	2,938
Financial assets (excluding derivative assets)	11,453	13,865
Forward contracts: designated as hedges	207	42
Forward contracts and option contracts, not designated as hedges	152	120
Derivatives related to net debt	163	(147)
Trade and other financial payables	(5,019)	(5,398)
Net assets	6,956	8,482
Not held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,931	2,707
Investments in equity shares and funds	0	0
Other investments, including loans	77	21
Trade and other receivables	1,415	1,801
Financial assets (excluding derivative assets)	3,423	4,529
Forward contracts: designated as hedges	0	0
Forward contracts and option contracts, not designated as hedges	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	(4,990)	(5,341)
Net assets	(1,567)	(812)
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	4,338	5,320
Investments in equity shares and funds	20	26
Other investments, including loans	2,544	2,607
Trade and other receivables	7	15
Financial assets (excluding derivative assets)	6,909	7,968
Forward contracts: designated as hedges	0	0
Forward contracts and option contracts, not designated as hedges	3	0
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Net assets	6,912	7,968
Level 2 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	0	0
Other investments, including loans	0	0
Trade and other receivables	892	1,122
Financial assets (excluding derivative assets)	892	1,122
Forward contracts: designated as hedges	4	0
Forward contracts and option contracts, not designated as hedges	16	25
Derivatives related to net debt	163	(147)
Trade and other financial payables	(29)	(57)
Net assets	1,046	943
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	31	35
Other investments, including loans	198	211
Trade and other receivables	0	0
Financial assets (excluding derivative assets)	229	246
Forward contracts: designated as hedges	203	42
Forward contracts and option contracts, not designated as hedges	133	95
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Net assets	$ 565	$ 383